Receivables (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015	December 31, 2014
	(in millions)
Retail	$11,071	$11,978
Wholesale	8,978	9,400
Other	77	94
	$20,126	$21,472

Summary of Aging of Receivables

The aging of financing receivables as of June 30, 2015 and December 31, 2014 is as follows (in millions):

	June 30, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$19	$—	$—	$19	$8,230	$8,249	$28	$8,277
EMEA	14	4	—	18	705	723	24	747
LATAM	21	—	—	21	1,531	1,552	45	1,597
APAC	1	—	2	3	447	450	—	450
Total Retail	$55	$4	$2	$61	$10,913	$10,974	$97	$11,071
Wholesale
NAFTA	$2	$—	$—	$2	$3,957	$3,959	$33	$3,992
EMEA	39	3	—	42	3,948	3,990	—	3,990
LATAM	1	—	—	1	588	589	1	590
APAC	18	1	29	48	313	361	45	406
Total Wholesale	$60	$4	$29	$93	$8,806	$8,899	$79	$8,978

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2	$—	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8	—	22	881	903	58	961
LATAM	3	—	—	3	1,762	1,765	37	1,802
APAC	2	—	2	4	572	576	—	576
Total Retail	$50	$10	$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$—	$—	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4	—	76	3,874	3,950	6	3,956
LATAM	1	—	—	1	861	862	—	862
APAC	16	3	30	49	372	421	29	450
Total Wholesale	$90	$7	$30	$127	$9,186	$9,313	$87	$9,400

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and six months ended June 30, 2015 and 2014 is as follows:

	Three Months Ended June 30, 2015
	Retail	Wholesale	Other	Total
Opening Balance	$420	$172	$—	$592
Provision	24	8	—	32
Charge-offs, net of recoveries	(23)	—	—	(23)
Foreign Currency Translation and Other	12	(4)	—	8
Ending Balance	433	176	—	609

	Six Months Ended June 30, 2015
	Retail	Wholesale	Other	Total
Opening Balance	$468	$182	$—	$650
Provision	37	19	—	56
Charge-offs, net of recoveries	(35)	(2)	—	(37)
Foreign Currency Translation and Other	(37)	(23)	—	(60)
Ending Balance	433	176	—	609
Ending Balance: Individually Evaluated for Impairment	207	122	—	329
Ending Balance: Collectively Evaluated for Impairment	226	54	—	280
Receivables:
Ending Balance	11,071	8,978	77	20,126
Ending Balance: Individually Evaluated for Impairment	486	869	—	1,355
Ending Balance: Collectively Evaluated for Impairment	$10,585	$8,109	$77	$18,771

	Three Months Ended June 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$546	$153	$7	$706
Provision	15	5	2	22
Charge-offs, net of recoveries	(23)	(1)	(2)	(26)
Foreign Currency Translation and Other	21	3	1	25
Ending Balance	559	160	8	727

	Six Months Ended June 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	35	7	3	45
Charge-offs, net of recoveries	(46)	(10)	(3)	(59)
Foreign Currency Translation and Other	(43)	51	7	15
Ending Balance	559	160	8	727
Ending Balance: Individually Evaluated for Impairment	275	130	—	405
Ending Balance: Collectively Evaluated for Impairment	284	30	8	322
Receivables:
Ending Balance	12,606	10,530	102	23,238
Ending Balance: Individually Evaluated for Impairment	529	844	—	1,373
Ending Balance: Collectively Evaluated for Impairment	$12,077	$9,686	$102	$21,865

Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign Currency Translation and Other	(96)	23	(1)	(74)
Ending Balance	468	182	—	650
Ending Balance: Individually Evaluated for Impairment	233	115	—	348
Ending Balance: Collectively Evaluated for Impairment	235	67	—	302
Receivables:
Ending Balance	11,978	9,400	94	21,472
Ending Balance: Individually Evaluated for Impairment	484	758	—	1,242
Ending Balance: Collectively Evaluated for Impairment	$11,494	$8,642	$94	$20,230

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	June 30, 2015				December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$67	$66	$—	$63	$24	$24	$—	$22
EMEA	$82	$82	$—	$81	$91	$91	$—	$95
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$25	$25	$—	$25	$12	$12	$—	$21
EMEA	$41	$41	$—	$37	$35	$35	$—	$39
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$50	$49	$18	$48	$33	$32	$13	$34
EMEA	$272	$272	$182	$286	$311	$311	$212	$312
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$15	$15	$7	$18	$25	$25	$8	$26
Wholesale
NAFTA	$23	$23	$3	$24	$60	$60	$3	$63
EMEA	$739	$739	$105	$707	$608	$608	$98	$708
LATAM	$22	$18	$6	$20	$25	$20	$8	$20
APAC	$19	$19	$8	$14	$18	$18	$6	$13
Total
Retail	$486	$484	$207	$496	$484	$483	$233	$489
Wholesale	$869	$865	$122	$827	$758	$753	$115	$864

Carrying Amount of Restricted Assets Included In Financing Receivables

At June 30, 2015 and December 31, 2014, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2015	December 31, 2014
Retail note and finance lease receivables	$8,303	$8,718
Wholesale receivables	5,943	6,005
Total	$14,246	$14,723